Risk factors (Details Narrative)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 CNY (¥)
ZHEJIANG TIANLAN | PRC
Concentration of credit risk | ¥			¥ 500,000
Restricted cash	$ 67,750,000			¥ 128,000,000
Hong Kong and PRC [Member]
Concentration of credit risk	102,000	$ 70,000
Restricted cash	$ 251,000	$ 6,039,000